Sage Ranch (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of sage ranch [Table Text Block]
	December 31, 2025	December 31, 2024
Opening balance	$10,162,415	$8,336,079
Land appraisal & related fees	468,488	1,085,359
Water Rights	125,000	-
Translation adjustment	(482,379)	740,977
	$10,273,524	$10,162,415